UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                                         --------

                                   FORM N-CSR
                                                         --------

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                                         --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  Cambiar Funds
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: APRIL 30, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS

                            CAMBIAR OPPORTUNITY FUND
                        CAMBIAR INTERNATIONAL EQUITY FUND
                     Semi-Annual Report     October 31, 2003
                         The Advisors' Inner Circle Fund


[LOGO OMITTED]


                                                       MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR FUNDS
                                                                OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter                                                          1
Statements of Net Assets                                                      4
Statements of Operations                                                     11
Statements of Changes in Net Assets                                          12
Financial Highlights                                                         14
Notes to Financial Statements                                                16
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

October 31, 2003

Dear Shareholders,

During the last six months, stock markets worldwide increased substantially, as it became conclusively evident that the economic weakness of the last three years has ended. Amazingly, the U.S. economy grew approximately 8% in the third quarter of 2003. Aggressive monetary and fiscal policies have been the driving force behind the rebound. Short-term interest rates remain at 45-year lows and are likely to stay at low levels for the time being as inflation appears to be virtually non-existent, and the U.S. Federal Reserve is committed to preventing a deflationary spiral as excess capacity in many industries is absorbed. Higher defense spending and a one-off boost to consumer spending from tax cuts also contributed to the bounce back in the economy. Even the battered manufacturing sector has actually started to pick up as inventories in many sectors need to be replenished.

Stocks have already discounted much of the economic recovery and its sustainability with the S&P 500 Index and the Dow Jones Industrial Average both up about 38% from their lows on October 9th, 2002. The technology sector, the worst performing sector last year, is up more than 65% over the past twelve months while more defensive industries such as food and healthcare are barely changed. Although the recent financial scandals in the mutual fund industry have generated some headlines, they have little broad economic effect and are likely to merely cause some tweaking of existing regulations. The stock market has generally ignored these headlines. In comparison, the massive financial frauds unearthed in 2001-2002 at companies such as Worldcom, Enron, Adelphia, HealthSouth, and many others resulted in nearly $1 trillion in overall losses among the equity and debt investors along with hundreds of thousands of jobs cut. By now, most of the economic impact of these corporate failures has been felt.

Indeed, the stock market and the economy have proven very resilient to considerable stress. In light of all the negative developments of the last three years (bubble pops, Sept 11th, recession, massive accounting scandals and corporate failures, war in Iraq, restrained business and consumer confidence, growing budget deficit) it is remarkable that unemployment has merely risen from a brief cyclical low of 3.8% in early 2000 to a peak of 6.4% in June 2003. Not long ago, 6.4% unemployment was a statistic one would have expected to find in a peaking economy, as opposed to one emerging from recession. For both individual as well as sophisticated professional investors, it is hard to understate the impressive consistency of the U.S. economy and U.S. companies to grow under most circumstances and to pursue

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THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

aggressively new business possibilities. For investors who have had the daylights scared out of them at varying points in the last few years by the market's general tendency to overact to abrupt changes, all that has transpired is a 21/2% increase in national unemployment from bottom to top. That's it. With the market trading at far more reasonable valuations (broadly) than it did for most of the last 8 years, there should be plenty of opportunities for investment.

With that said, we still see risks to the stock market in the form of higher interest rates starting next year, persistent budget deficits, and persistent currency weakness for the U.S. dollar. These however are slow-burn negative catalysts that may or may not cause abrupt changes in sentiment. For example, current market futures imply a material probability that the Fed Funds rate (the short term interest rate that is directly controlled by the Federal Reserve) will be increased at the Fed's scheduled meeting in March 2004. That's quite a strong leaning, and suggests that nobody should really be surprised if the Fed does raise rates in March (in fact, the greater surprise would be if they did not). We do see some added risk to the broader market stemming from increasingly exaggerated gains in many technology stocks this year. An "echo bubble" is emerging on the Nasdaq. If history is any guide, when bubbles burst, they never really come back, although there may be some glimmers of former glory that lead to episodic reflections of past expectations. We see a bit of that in technology stocks lately, as very favorable revenue and margin comparisons with last year's depressed figures have pushed up both earnings and stock valuations for some of the favored companies and sectors of the bubble. This has been quite pronounced since early summer. Although Nasdaq 1,900 (today) hardly compares to Nasdaq 5,000 (42 months ago), growth in technology earnings will have to remain implausibly strong for the next couple of years to validate some of the more recent high-flyers. Per our tone, we don't see this being sustained for too much longer. Technology stocks remain a modest part of our holdings.

Healthcare, a larger component of the Funds, has started to see signs of recovery. Given the graying of the population in most industrial countries, healthcare will probably be the largest broad economic sector in the 21st century. Healthcare stock performance has improved in anticipation of the passage of a coomprehensive Medicare Reform Bill. Currently 25% of the Medicare-eligible population has no drug coverage. Between 1990 and 2000 spending on prescription drugs grew at more than twice the rate of total healthcare expenditures and is expected to grow double-digits over the next decade. As a result there is a segment of the Medicare population that has not been able to keep up with the increasing costs and is going

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THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

without their medications. The Medicare Reform Bill should increase utilization as those without coverage will have access to prescription drugs at better prices. Almost all areas of healthcare will benefit from the increase in volumes and thus stocks in the sector should continue to improve. We are not specifically counting on this in any stocks we purchase in this space, but it appears to be a reasonable bet that extending more favorable drug pricing and other benefits to seniors will prove to be politically irresistible.

In August, Cambiar Investors passed the 30-year anniversary of its founding. We remain committed to the same investment philosophy that has served us well throughout the company's history, which is to look opportunistically for attractive values in companies that we believe possess favorable long-term business characteristics. Good companies at good prices -- it's not a complicated formula. But -- staying disciplined, staying alert to change, having a good feel for when to be aggressive in an uncertain situation -- these are easier said than done, even by the best of us. That Cambiar has managed to navigate the last few years profitably for its clients is no small feat; hopefully we will retain your confidence in the future.


Regards,


/s/ Brian Barish


Brian Barish
President, Cambiar Investors, LLC

THE ADVISORS' INNER CIRCLE FUND                   CAMBIAR OPPORTUNITY FUND
                                                  OCTOBER 31, 2003 (UNAUDITED)

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 91.1%
-----------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------     --------

AEROSPACE & DEFENSE -- 2.5%
   Raytheon .......................................      40,000   $ 1,059,200
                                                                  -----------
AUTOMOTIVE -- 2.8%
   Volkswagen ADR .................................     175,000     1,192,170
                                                                  -----------
BANKING -- 7.2%
   FleetBoston Financial ..........................      30,000     1,211,700
   ING Groep ADR ..................................      50,573     1,053,941
   US Bancorp .....................................      31,000       843,820
                                                                  -----------
                                                                    3,109,461
                                                                  -----------
BUILDING & CONSTRUCTION -- 2.1%
   Georgia-Pacific ................................      35,000       919,800
                                                                  -----------
COMPUTER SERVICES -- 2.6%
   Autodesk .......................................      26,000       500,500
   Unisys* ........................................      40,000       614,400
                                                                  -----------
                                                                    1,114,900
                                                                  -----------
COMPUTER SOFTWARE -- 9.4%
   BMC Software* ..................................     120,000     2,085,600
   Microsoft ......................................      75,000     1,961,250
                                                                  -----------
                                                                    4,046,850
                                                                  -----------
ELECTRICAL SERVICES -- 1.4%
   FirstEnergy ....................................      17,800       612,142
                                                                  -----------
ENTERTAINMENT -- 4.4%
   Carnival .......................................      24,000       837,840
   Walt Disney ....................................      47,000     1,064,080
                                                                  -----------
                                                                    1,901,920
                                                                  -----------
FINANCIAL SERVICES -- 0.6%
   Freddie Mac ....................................       4,800       269,424
                                                                  -----------
FOOD, BEVERAGE & TOBACCO -- 9.5%
   Altria Group ...................................      65,000     3,022,500
   Sara Lee .......................................      53,000     1,056,290
                                                                  -----------
                                                                    4,078,790
                                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   CAMBIAR OPPORTUNITY FUND
                                                  OCTOBER 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
-----------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------     --------

HEALTH CARE -- 1.7%
   Medco Health Solutions* ........................      22,100   $   733,720
                                                                  -----------
INSURANCE -- 12.9%
   ACE ............................................      39,000     1,404,000
   Allstate .......................................      33,000     1,303,500
   Cigna ..........................................      29,000     1,654,450
   Travelers Property Casualty ....................      75,000     1,222,500
                                                                  -----------
                                                                    5,584,450
                                                                  -----------
MACHINERY -- 0.5%
   Black & Decker .................................       4,400       210,364
                                                                  -----------
MEDICAL PRODUCTS & SERVICES -- 8.6%
   AmerisourceBergen ..............................      23,600     1,339,772
   Guidant ........................................      16,000       816,160
   HCA ............................................      40,000     1,530,000
                                                                  -----------
                                                                    3,685,932
                                                                  -----------
OFFICE FURNITURE & FIXTURES -- 2.4%
   Pitney Bowes ...................................      25,500     1,048,050
                                                                  -----------
PACKAGING -- 2.4%
   Pactiv* ........................................      47,000     1,036,350
                                                                  -----------
PETROLEUM & FUEL PRODUCTS -- 1.7%
   ENSCO International ............................       8,300       218,705
   Schlumberger ...................................      11,000       516,670
                                                                  -----------
                                                                      735,375
                                                                  -----------
PHARMACEUTICALS -- 6.5%
   Abbott Laboratories ............................      35,000     1,491,700
   GlaxoSmithKline ADR ............................      30,000     1,298,700
                                                                  -----------
                                                                    2,790,400
                                                                  -----------
RETAIL -- 11.9%
   Brinker International* .........................      27,500       875,325
   CVS ............................................      31,000     1,090,580
   Ltd Brands .....................................      71,900     1,265,440
   May Department Stores ..........................      36,500     1,020,540
   Target .........................................      22,500       894,150
                                                                  -----------
                                                                    5,146,035
                                                                  -----------
   TOTAL COMMON STOCK
      (Cost $34,451,389)                                           39,275,333
                                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   CAMBIAR OPPORTUNITY FUND
                                                  OCTOBER 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 MONEY MARKETS -- 8.3%
-----------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------     --------

   HighMark Diversified Money Market Fund .........   1,705,936   $ 1,705,936
   HighMark U.S. Government Money Market Fund .....   1,705,936     1,705,936
   Union Bank of California Money Market Fund .....     155,013       155,013
                                                                  -----------
   TOTAL MONEY MARKETS
      (Cost $3,566,885) ...........................                 3,566,885
                                                                  -----------
   TOTAL INVESTMENTS -- 99.4%
      (Cost $38,018,274) ..........................                42,842,218
                                                                  -----------
OTHER ASSETS AND LIABILITIES -- 0.6%
   Investment Advisory Fees Payable ...............                   (13,887)
   Administration Fees Payable ....................                   (10,617)
   Other Assets and Liabilities, Net ..............                   285,156
                                                                  -----------
   TOTAL OTHER ASSETS AND LIABILITIES .............                   260,652
                                                                  -----------

-----------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------
   Paid-in-Capital ................................                41,646,798
   Distribution in excess of net investment income                     (1,569)
   Accumulated net realized loss on investments ...                (3,366,303)
   Net unrealized appreciation on investments .....                 4,823,944
                                                                  -----------
   TOTAL NET ASSETS -- 100.0% .....................               $43,102,870
                                                                  ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest ......                 3,202,459
   Net Asset Value, Offering and Redemption
     Price Per Share ..............................                    $13.46
                                                                       ======
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   CAMBIAR INTERNATIONAL
                                                  EQUITY FUND
                                                  OCTOBER 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 FOREIGN COMMON STOCK - 92.7%
-----------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------     --------

BELGIUM -- 2.8%
   Fortis .........................................      30,000   $   533,239
                                                                  -----------
BERMUDA -- 3.7%
   ACE ............................................      20,000       720,000
                                                                  -----------
BRAZIL -- 0.0%
   Telefonica Data Brasil Holding ADR* ............         392         3,416
                                                                  -----------
DENMARK -- 3.0%
   Carlsberg ......................................      14,000       581,276
                                                                  -----------
FINLAND -- 2.2%
   Sampo Oyj ......................................      50,000       420,825
                                                                  -----------
FRANCE -- 2.8%
   SOITEC* ........................................     100,000       545,213
                                                                  -----------
GERMANY -- 19.5%
   Aareal Bank ....................................      10,000       300,506
   Celesio ........................................      18,249       763,721
   Depfa Bank .....................................      10,000     1,119,487
   Henkel KGaA ....................................      15,000     1,044,158
   MAN ............................................      20,000       554,280
                                                                  -----------
                                                                    3,782,152
                                                                  -----------
IRELAND -- 5.4%
   Independent News & Media .......................     387,904       847,764
   Waterford Wedgwood .............................     565,620       190,685
                                                                  -----------
                                                                    1,038,449
                                                                  -----------
JAPAN -- 3.1%
   Honda Motor ADR ................................      30,000       601,500
                                                                  -----------
NETHERLANDS -- 18.8%
   Aegon ..........................................      30,535       400,619
   Buhrmann* ......................................     100,595       900,451
   CSM ............................................      20,000       409,200
   Heineken .......................................      13,000       463,954
   ING Groep ADR ..................................      35,035       727,405
   Royal Dutch Petroleum ..........................       4,000       177,520
   Wolters Kluwer .................................      40,000       562,185
                                                                  -----------
                                                                    3,641,334
                                                                  -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  CAMBIAR INTERNATIONAL
                                                 EQUITY FUND
                                                 OCTOBER 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONCLUDED
-----------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------     --------


SPAIN -- 1.8%
   Repsol ADR .....................................      20,000   $   347,400
                                                                  -----------
SWITZERLAND -- 12.6%
   Clariant* ......................................      30,000       422,361
   Compagnie Financiere Richemont .................      10,000       225,035
   Converium Holding ..............................      16,000       788,407
   Novartis ADR ...................................      12,000       460,440
   Swatch Group ...................................       5,000       532,632
                                                                  -----------
                                                                    2,428,875
                                                                  -----------
UNITED KINGDOM -- 17.0%
   BAE Systems ....................................     208,190       646,517
   BP ADR .........................................       8,000       339,040
   Carlton Communications .........................       7,442        27,278
   GlaxoSmithKline ADR ............................      17,000       735,930
   Lloyds TSB Group ...............................      92,707       643,829
   Misys ..........................................     100,000       509,085
   Pearson ........................................      37,375       386,883
                                                                  -----------
                                                                    3,288,562
                                                                  -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $15,347,365)                                           17,932,241
                                                                  -----------

-----------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK -- 4.4%
-----------------------------------------------------------------------------
GERMANY -- 4.4%
   Volkswagen (Cost $681,166)                            25,000       851,241
                                                                  -----------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   CAMBIAR INTERNATIONAL
                                                  EQUITY FUND
                                                  OCTOBER 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 MONEY MARKET -- 4.9%
-----------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                        --------     --------

   Union Bank of California Money Market Fund
     (Cost $948,035) ..............................     948,035   $   948,035
                                                                  -----------
   TOTAL INVESTMENTS -- 102.0%
      (Cost $16,976,566) ..........................                19,731,517
                                                                  -----------
OTHER ASSETS AND LIABILITIES -- (2.0)%
   Investment Advisory Fees Payable ...............                    (6,637)
   Administration Fees Payable ....................                   (10,617)
   Other Assets and Liabilities, Net ..............                  (364,409)
                                                                  -----------
   TOTAL OTHER ASSETS AND LIABILITIES .............                  (381,663)
                                                                  -----------

-----------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------
   Paid-in-Capital ................................                18,258,976
   Undistributed net investment income ............                    33,646
   Accumulated net realized loss on investments
      and foreign currency ........................                (1,703,591)
   Net unrealized appreciation on investments .....                 2,754,951
   Net unrealized appreciation on foreign currency                      5,872
                                                                  -----------
   TOTAL NET ASSETS -- 100.0%                                     $19,349,854
                                                                  ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest ......                 1,041,989
   Net Asset Value, Offering and Redemption
     Price Per Share ..............................                    $18.57
                                                                       ======
    * NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                           % OF
SECTOR DIVERSIFICATION (UNAUDITED)                      NET ASSETS        VALUE
----------------------------------                      ----------       -------
FOREIGN COMMON STOCK
Insurance .........................................        14.8%    $ 2,863,090
Financial Services ................................        11.1       2,147,398
Printing & Publishing .............................         9.3       1,796,832
Chemicals .........................................         7.6       1,466,519
Food, Beverage & Tobacco ..........................         7.5       1,454,430
Machinery .........................................         6.2       1,200,797
Miscellaneous Manufacturing .......................         4.7         900,451
Medical Products & Services .......................         3.9         763,721
Drugs .............................................         3.8         735,930
Petroleum Exploration .............................         3.3         643,829
Automotive ........................................         3.1         601,500
Semiconductors ....................................         2.8         545,213
Gold ..............................................         2.8         532,632
Petroleum Refining ................................         2.7         516,560
Computers & Services ..............................         2.6         509,085
Wholesale .........................................         2.4         460,440
Petroleum & Fuel Products .........................         1.8         347,400
Tobacco ...........................................         1.2         225,035
Consumer Products .................................         1.0         190,685
Broadcasting, Newspapers & Advertising ............         0.1          27,278
Telecommunications ................................          --           3,416
                                                          -----     -----------
TOTAL FOREIGN COMMON STOCK ........................        92.7      17,932,241
Foreign Preferred Stock ...........................         4.4         851,241
Money Market ......................................         4.9         948,035
                                                          -----     -----------
TOTAL INVESTMENTS .................................       102.0      19,731,517
OTHER ASSETS AND LIABILITIES, NET .................        (2.0)%      (381,663)
                                                          -----     -----------
TOTAL NET ASSETS ..................................       100.0%    $19,349,854
                                                          =====     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   CAMBIAR FUNDS
                                                  FOR THE SIX MONTHS ENDED
                                                  OCTOBER 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------

                                                                  INTERNATIONAL
                                                    OPPORTUNITY      EQUITY
                                                        FUND          FUND
                                                    -----------    ------------
INVESTMENT INCOME
Dividends .........................................  $  317,029    $  210,118
Less: Foreign Taxes Withheld ......................      (3,436)      (18,619)
                                                     ----------    ----------
   TOTAL INCOME ...................................     313,593       191,499
                                                     ----------    ----------
EXPENSES
Investment Advisory Fees ..........................     157,415        85,642
Administration Fees ...............................      63,013        63,014
Transfer Agent Fees ...............................      59,934        18,707
Legal Fees ........................................      14,598        12,081
Printing Fees .....................................      13,110         9,075
Registration & Filing Fees ........................       9,233         6,839
Audit Fees ........................................       7,544         7,562
Directors' Fees ...................................       2,863         1,420
Custodian Fees ....................................       1,647         4,905
Offering Costs ....................................          --         8,296
Other Expenses ....................................       1,263         1,830
                                                     ----------    ----------
   TOTAL EXPENSES .................................     330,620       219,371
Less:
   Waiver of Investment Advisory Fees .............    (125,978)      (69,496)
                                                     ----------    ----------
   NET EXPENSES ...................................     204,642       149,875
                                                     ----------    ----------
NET INVESTMENT INCOME .............................     108,951        41,624
                                                     ----------    ----------
NET REALIZED GAIN ON INVESTMENTS ..................     246,123       580,806
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS           --       (50,667)
NET CHANGE IN UNREALIZED APPRECIATION ON
   INVESTMENTS ....................................   6,125,397     4,639,385
NET CHANGE IN UNREALIZED APPRECIATION ON FOREIGN
   CURRENCIES AND TRANSLATION OF OTHER ASSETS
   AND LIABILITIES DENOMINATED IN FOREIGN
   CURRENCIES .....................................          --         2,680
                                                     ----------    ----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS ...................................   6,371,520     5,172,204
                                                     ----------    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........  $6,480,471    $5,213,828
                                                     ==========    ==========
AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        CAMBIAR OPPORTUNITY
                                                                       FUND

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------

                                                           SIX MONTHS             YEAR
                                                              ENDED               ENDED
                                                        OCTOBER 31, 2003        APRIL 30,
                                                           (UNAUDITED)             2003
                                                           ----------            ---------
OPERATIONS:
   Net Investment Income .............................    $   108,951         $    142,547
   Net Realized Gain (Loss) on Investments ...........        246,123           (2,731,783)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...................      6,125,397           (3,217,680)
                                                          -----------         -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................      6,480,471           (5,806,916)
                                                          -----------         ------------
DIVIDENDS:
   Net Investment Income .............................       (149,031)            (104,036)
                                                          -----------         ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................     14,613,759           19,365,615
   In Lieu of Dividends ..............................        145,602              102,203
   Redeemed ..........................................     (1,609,985)         (28,561,996)
                                                          -----------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ......................     13,149,376           (9,094,178)
                                                          -----------         ------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS .......     19,480,816          (15,005,130)
NET ASSETS:
   Beginning of Period ...............................     23,622,054           38,627,184
                                                          -----------         ------------
   End of Period .....................................    $43,102,870         $ 23,622,054
                                                          ===========         ============
SHARE TRANSACTIONS:
   Issued ............................................      1,166,753            1,692,177
   In Lieu of Dividends ..............................         11,831                9,419
   Redeemed ..........................................       (131,428)          (2,555,330)
                                                          -----------         ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS .........................      1,047,156             (853,734)
                                                          ===========         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      CAMBIAR INTERNATIONAL
                                                                     EQUITY FUND

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------

                                                          SIX MONTHS          SEPTEMBER 9,
                                                             ENDED              2002* TO
                                                        OCTOBER 31, 2003        APRIL 30,
                                                          (UNAUDITED)             2003
                                                         ------------         ------------
OPERATIONS:
   Net Investment Income .............................    $    41,624          $    94,741
   Net Realized Gain (Loss) on Investments ...........        580,806           (2,284,397)
   Net Realized Loss on Foreign Currency Transactions         (50,667)             (52,052)
   Net Change in Unrealized Appreciation on
     Investments .....................................      4,639,385            1,156,920
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currencies ...............          2,680               (8,712)
                                                          -----------          -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................      5,213,828           (1,093,500)
                                                          -----------          -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................        344,718           14,817,098
   In Lieu of Dividends ..............................             --           10,071,862
   Redeemed ..........................................        (68,840)          (9,935,312)
                                                          -----------          -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS ....................................        275,878           14,953,648
                                                          ----------           ------------
     TOTAL INCREASE IN NET ASSETS ....................      5,489,706           13,860,148
NET ASSETS:
   Beginning of Period ...............................     13,860,148                   --
                                                          -----------          -----------
   End of Period .....................................    $19,349,854          $13,860,148
                                                          ===========          ===========
 SHARE TRANSACTIONS:
   Issued ............................................         21,538            1,017,560
   In Lieu of Dividends ..............................             --              741,366
   Redeemed ..........................................         (4,785)            (733,690)
                                                          -----------          -----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
     TRANSACTIONS ....................................         16,753            1,025,236
                                                          ===========          ===========

 * COMMENCEMENT OF OPERATIONS
AMOUNTS DESIGNATED AS "-" ARE $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                                        CAMBIAR OPPORTUNITY
                                                                                                       FUND

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                          SELECTED PER SHARE DATA & RATIOS
                                                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SIX MONTHS
                                ENDED                                                                             JUNE 30,
                              OCTOBER 31,                       YEAR ENDED APRIL 30,                              1998* TO
                                 2003            ---------------------------------------------------------        APRIL 30,
                             (UNAUDITED)          2003(1)            2002            2001            2000            1999
                               -------           -------           -------          ------          ------          ------
Net Asset Value, Beginning
   of Period ................  $ 10.96           $ 12.84           $ 13.29          $14.13          $12.29          $10.00
Income (Loss) from
   Investment Operations:
Net Investment Income .......     0.04              0.06              0.01            0.11              --            0.04
Net Realized and Unrealized
   Gain (Loss) ..............     2.52             (1.90)            (0.45)++         1.93            2.78            2.29
                               -------           -------           -------          ------          ------          ------
Total from Investment
   Operations ...............     2.56             (1.84)            (0.44)           2.04            2.78            2.33
                               -------           -------           -------          ------          ------          ------
Dividends and Distributions:
Net Investment Income .......    (0.06)            (0.04)            (0.01)          (0.08)             --           (0.04)
Net Realized Gain ...........       --                --             (0.00)+++       (2.71)         (0.87)              --
Return of Capital ...........       --                --             (0.00)+++       (0.09)          (0.07)             --
                               -------           -------           -------          ------          ------          ------
Total Dividends and
   Distributions ............    (0.06)            (0.04)            (0.01)          (2.88)          (0.94)          (0.04)
                               -------           -------           -------          ------          ------          ------
Net Asset Value,
   End of Period ............  $ 13.46           $ 10.96           $ 12.84          $13.29          $14.13          $12.29
                               =======           =======           =======          ======          ======          ======
TOTAL RETURN+ ...............    23.41%***        (14.31)%           (3.32)%         15.63%          23.26%          23.44%***
                               =======           =======           =======          ======          ======          ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..............  $43,103           $23,622           $38,627          $6,011          $4,075          $2,389
Ratio of Expenses to
   Average Net Assets .......     1.30%**           1.30%             1.30%           1.30%           1.31%           1.31%**
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ......     2.10%**           2.13%             2.12%           3.91%           5.50%           8.45%
Ratio of Net Investment
   Income to
   Average Net Assets .......     0.69%**           0.49%             0.06%           0.49%           0.01%           0.42%**
Portfolio Turnover Rate .....       35%              118%               47%             96%             95%             78%

  * COMMENCEMENT OF OPERATIONS
 ** ANNUALIZED
*** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN  EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE  ADVISER  DURING THE  PERIOD.  RETURNS  SHOWN DO NOT  REFLECT THE
    DEDUCTION OF TAXES THAT A  SHAREHOLDER  WOULD PAY ON FUND  DISTRIBUTIONS  OR THE
    REDEMPTION OF FUND SHARES. +++ AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
 ++ THE AMOUNT  SHOWN FOR A SHARE  OUTSTANDING  THROUGHOUT  THE PERIOD  DOES NOT
    ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS  FOR THAT PERIOD,  BECAUSE OF
    THE  TIMING  OF  SALES  AND  REPURCHASES  OF THE  FUND  SHARES  IN  RELATION  TO
    FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR  OPPORTUNITY  FUND
    ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM CAMBIAR OPPORTUNITY  PORTFOLIO, A
    SERIES OF UAM FUNDS TRUST.  THE  OPERATIONS OF THE  ADVISORS'  INNER CIRCLE FUND
    CAMBIAR  OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR
    FUND, THE UAM CAMBIAR  OPPORTUNITY  PORTFOLIO.  SEE NOTE 1 IN NOTES TO FINANCIAL
    STATEMENTS.

AMOUNTS DESIGNATED AS "-" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                               CAMBIAR INTERNATIONAL
                                                                              EQUITY FUND

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------
                                                                   SELECTED PER SHARE DATA & RATIOS
                                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      SIX MONTHS
                                                                         ENDED         SEPTEMBER 9,
                                                                      OCTOBER 31,         2002* TO
                                                                          2003            APRIL 30,
                                                                      (UNAUDITED)          2003
                                                                      ----------          -------
Net Asset Value, Beginning of Period .................................   $ 13.52          $ 14.55
Income (Loss) from Investment Operations:
Net Investment Income ................................................      0.09             0.09
Net Realized and Unrealized Gain (Loss) ..............................      4.96            (1.12)
                                                                         -------          -------
Total from Investment Operations .....................................      5.05            (1.03)
                                                                         -------          -------
Net Asset Value, End of Period .......................................   $ 18.57          $ 13.52
                                                                         -------          -------
TOTAL RETURN+ ........................................................     37.35%***        (7.08)%***
                                                                         =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ................................   $19,350          $13,860
Ratio of Expenses to Average Net Assets ..............................      1.75%**          1.75%**
Ratio of Expenses to Average Net Assets (Excluding Waivers) ..........      2.56%**          3.02%**
Ratio of Net Investment Income to Average Net Assets .................      0.49%**          1.07%**
Portfolio Turnover Rate ..............................................        52%              95%


  * COMMENCEMENT OF OPERATIONS
 ** ANNUALIZED
*** TOTAL  RETURN IS FOR THE PERIOD  INDICATED  AND HAS NOT BEEN  ANNUALIZED.  +
    TOTAL  RETURN  WOULD HAVE BEEN LOWER HAD CERTAIN  EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD.  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF
    TAXES THAT A SHAREHOLDER  WOULD PAY ON FUND  DISTRIBUTIONS  OR THE REDEMPTION OF
    FUND SHARES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Cambiar Opportunity Fund and Cambiar International Equity Fund (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Cambiar Opportunity Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Cambiar Opportunity Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

On September 9, 2002, shareholders of the Cambiar International Equity Trust, a Delaware business trust, received shares of the The Advisors' Inner Circle Fund Cambiar International Equity Fund, an open-end management investment company, in a tax-free exchange for their shares of the Cambiar International Equity Trust, through a transfer of all assets to The Advisors' Inner Circle Fund Cambiar International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange and for which quotations are readily available, are valued at the last quoted sale price on the

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

     principal exchange or market (foreign or domestic) on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a national market system are valued at the official closing price. Debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there are none at October 31, 2003, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Cambiar International Equity Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Cambiar International Equity Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Cambiar International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Cambiar International Equity Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

     exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Cambiar International Equity Fund as unrealized gain or loss. The Cambiar International Equity Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2003, there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Cambiar Opportunity Fund and the Cambiar International Equity Fund will distribute substantially all of their net investment income quarterly and annually, respectively. Each Fund distributes substantially all realized net capital gains, at least annually. All distributions are recorded on ex-dividend date.

     DEFERRED OFFERING COSTS -- Certain costs associated with the organization of the Trust and the Cambiar International Equity Fund have been paid by the Adviser. However, offering costs were deferred and are charged to expenses during the Fund's first twelve months of operations.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the period ended October 31, 2003, the Cambiar Opportunity Fund and the Cambiar International Equity Fund paid the administrator 0.40% and 0.74%, respectively of average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Funds that were serviced by the financial representative.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Cambiar Investors, LLC (the "Adviser"), provides investment advisory services to each of the Funds at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity and the Cambiar International Equity Funds' total annual operating expenses, after the effect of interest, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.30% and 1.75% of average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

For the six months ended October 31, 2003, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                PURCHASES           SALES
                                               ------------       -----------
     Opportunity Fund                           $19,535,458       $10,175,140
     International Equity Fund                    8,379,426         9,074,278

There were no purchases or sales of long-term U.S. Government Securities for either Fund.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2003, the Portfolio had the following capital loss carryforwards:

                                                                 TOTAL CAPITAL
                             EXPIRES           EXPIRES         LOSS CARRYFORWARD
                              2011              2010               04/30/03
                         ---------------  ----------------     ----------------
Opportunity
  Fund                     $1,586,048          $34,801            $1,620,849
International Equity
  Fund                        443,970               --               443,970

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were not different from amounts reported for financial reporting purposes. At October 31, 2003, there were no wash sales for the period. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2003, were as follows:

                    FEDERAL      APPRECIATED       DEPRECIATED    NET UNREALIZED
                   TAX COST      SECURITIES        SECURITIES      APPRECIATION
                   --------      ----------        ----------      ------------
Opportunity
  Fund           $38,018,273      $5,447,538        $(623,594)      $4,823,944

International
  Equity Fund     16,976,565       3,113,505         (358,554)       2,754,951

8. CONCENTRATION OF RISK:

At October 31, 2003 the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

9. OTHER:

At October 31, 2003, 61% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund and 29% of total shares outstanding were held by two record shareholders in the Cambiar International Equity Fund, each owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of omnibus accounts that are held on behalf of several individual shareholders.

                                      NOTES

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

                               THE CAMBIAR FUNDS
                                P.O. Box 219009
                             Kansas City, MO 64121
                           (toll free) 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                             2401 E. Second Avenue
                                   Suite 400
                                Denver, CO 80206

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

         This information must be preceded or accompanied by a current prospectus for the Funds described.


CMB-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.